SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,770,500	1,861,505	1,770,500	1,861,505	1,757,115	1,770,088
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	200,000	200,000	200,000	200,000	200,000	200,000
Placement Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	8,000	8,000	8,000	8,000	8,000	8,000
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,445,007	1,445,007	1,445,007	1,445,007	1,445,007	1,445,007
Unvested Common Stock Grants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	117,493	208,498	117,493	208,498	104,108	117,081